Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2017
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Details of Assets Held For Sale and Related Liabilities

Details of assets held for sale as of December 31, 2016 and 2017 are as follows:

	2016				2017
	Controlling company		Subsidiaries (*1)	Total	Controlling company	Subsidiaries (*2)	Total
	(in millions of Won)
Assets
Property, plant and equipment		764	305,864	306,628	392	71,340	71,732
Others		—	5,330	5,330	—	36	36

	￦	764	311,194	311,958	392	71,376	71,768

(*1)	During the year ended December 2016, Posco e&c Songdo International Building, a subsidiary of the Company, entered into a sales contract regarding disposal of the office building of POSCO ENGINEERING & CONSTRUCTION CO., LTD. in Songdo and classified the accompanying property, plant and equipment as assets held for sale. During the year ended December 2017, disposal of the accompanying assets held for sale was completed.

(*2)	During the year ended December 2017, POSCO ENGINEERING & CONSTRUCTION CO., LTD., a subsidiary of the Company, determined to dispose of the office building, Seomyeon Fiesta, in Busan and classified the related property, plant and equipment amounting to ￦71,340 million as assets held for sale.